REDEEMABLE ORDINARY SHARES (Details) - $ / shares	Oct. 25, 2011	Jan. 29, 2008	Dec. 31, 2015	Jun. 15, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares repurchased and cancelled	25,027,680
Hanwha Solar One [Member]
Class of Stock [Line Items]
Number of Ordinary Shares in Each ADS				50
American Depositary Share (ADSs) [Member]
Class of Stock [Line Items]
Ordinary shares repurchased and cancelled	500,554
Convertible Bonds [Member] | American Depositary Share (ADSs) [Member]
Class of Stock [Line Items]
Number of shares issued		901,961
Convertible Bonds [Member] | Redeemable Ordinary Shares [Member]
Class of Stock [Line Items]
Number of shares issued		45,098,055